SCHEDULE II: VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - SEC Schedule, 12-09, Allowance, Credit Loss [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount, Beginning Balance	$ 40,436	$ 38,211	$ 41,962
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense	31,343	43,573	34,724
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction	45,327	41,348	38,475
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount, Ending Balance	$ 26,452	$ 40,436	$ 38,211